Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options Beginning	37,392	8,769
Weighted Average Exercise Price, Beginning	$ 19.05	$ 35.60
Weighted Average Remaining Contractual Term (years), Options		3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value Beginning
Weighted average grant date fair value Unvested and non-exercisable Ending
Number of Shares Beginning	34,526
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 19.44	$ 35.60
Weighted Average Remaining Contractual Term (years), Vested and Exercisable		3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Weighted average grant date fair value Vested and Exercisable Ending
Number of Options Unvested and non-exercisable Beginning	2,866	8,769
Weighted Average Grant Date Fair Value Beginning	$ 14.36
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		4 years 1 month 28 days
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Number of Options Granted	101,930	28,623
Weighted Average Exercise Price, Granted	$ 17.41	$ 13.97
Weighted average grant date fair value Granted	$ 0.73	$ 12.49
Number of Options Exercised
Weighted Average Exercise Price, Exercised
Number of Options Cancelled/Forfeited	(139,322)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 17.85
Number of Options Ending		37,392	8,769
Weighted Average Exercise Price, Ending		$ 19.05	$ 35.60
Aggregate Intrinsic Value Ending
Number of Shares Ending		34,526
Weighted Average Exercise Price, Vested and Exercisable Ending		$ 19.44	$ 35.60
Number of Options Unvested and non-exercisable Ending		2,866	8,769
Weighted Average Grant Date Fair Value Ending		$ 14.36
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Options Cancelled/Forfeited	139,322